22. Condensed Financial Information (Parent Company Only) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Total assets	$ 637,653,665	$ 596,134,709
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	583,202,148	544,720,053
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, and 5,269,053 and 5,204,517 shares issued at December 31, 2016 and 2015, respectively (including 15,022 and 15,430 shares issued February 1, 2017 and 2016, respectively)	13,172,633	13,011,293
Additional paid-in capital	30,825,658	30,089,438
Retained earnings	10,666,782	8,482,096
Accumulated other comprehensive loss	(90,779)	(45,394)
Less: treasury stock, at cost; 210,101 shares at December 31, 2016 and 2015	(2,622,777)	(2,622,777)
Total shareholders' equity	54,451,517	51,414,656	$ 48,995,202
Total liabilities and shareholders' equity	637,653,665	596,134,709
Parent Company [Member]
Assets
Cash	494,086	508,325	$ 479,812
Investment in subsidiary - Community National Bank	66,769,241	63,747,517
Investment in Capital Trust	387,000	387,000
Income taxes receivable	269,335	239,394
Total assets	67,919,662	64,882,236
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	581,145	580,580
Total liabilities	13,468,145	13,467,580
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, and 5,269,053 and 5,204,517 shares issued at December 31, 2016 and 2015, respectively (including 15,022 and 15,430 shares issued February 1, 2017 and 2016, respectively)	13,172,633	13,011,293
Additional paid-in capital	30,825,658	30,089,438
Retained earnings	10,666,782	8,482,096
Accumulated other comprehensive loss	(90,779)	(45,394)
Less: treasury stock, at cost; 210,101 shares at December 31, 2016 and 2015	(2,622,777)	(2,622,777)
Total shareholders' equity	54,451,517	51,414,656
Total liabilities and shareholders' equity	$ 67,919,662	$ 64,882,236